RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES - Schedule of Allowance for Credit Losses for Trade Receivables (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Trade receivables, allowances for credit losses at beginning of period	$ (19,493)
Additional provisions in the period	(1,968)
Balance sheet write-offs	489
Recoveries of amounts previously reserved	1,875
Balance sheet reclassifications	(189)
Foreign exchange impact	(695)
Trade receivables, allowances for credit losses at end of period	$ (19,981)